Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	70 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000078270
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%	12.63%			13.00%
Without Sales Load [Member] | C000078271
Average Annual Return [Line Items]
Average Annual Return, Percent	12.39%	12.27%			12.66%
Without Sales Load [Member] | C000177203
Average Annual Return [Line Items]
Average Annual Return, Percent	12.82%	12.70%		13.73%
Without Sales Load [Member] | C000219317
Average Annual Return [Line Items]
Average Annual Return, Percent	13.46%	13.35%	20.45%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%			14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%			14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.52%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	21.42%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%			14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%			14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%		15.20%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	14.42%	21.77%